Commitments and Contingencies (Operating Lease Agreements and Capital Commitments) (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Server leasing rental expenses under operating leases	107,353	114,462	133,501
Total rental expenses	177,458	186,102	207,362
Commitments in respect of maintenance contracts in relation to server sand server leasing contracts	315,214
Capital commitments for purchase of equipment and game licenses	184,272
Server leasing and maintenance fees [Member]
Operating Leased Assets [Line Items]
Commitments in respect of maintenance contracts in relation to server sand server leasing contracts	136,505